Debt - european investment bank borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2020	Sep. 18, 2020	Mar. 18, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 29, 2018	May 31, 2011
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 21,117			€ 12,901	€ 15,597
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,200			€ 400
European Investment Bank Maturing, 500 Million Facility
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 500
European Investment Bank Maturing, 420 Million Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 420
European Investment Bank Maturing, 300 Million Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 300
European Investment Bank Maturity, 485 Million Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 485